Segmental analysis - Results by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Sales and other operating revenues	$ 240,208	$ 183,008	$ 222,894
Production and similar taxes	1,775	683	1,036
Replacement cost profit (loss) before interest and taxation	8,621	(2,027)	(6,029)
Non-current assets	185,474	182,780	178,882
US
Disclosure of geographical areas [line items]
Sales and other operating revenues	83,269	65,132	74,162
Production and similar taxes	52	155	215
Replacement cost profit (loss) before interest and taxation	(266)	(8,311)	(12,243)
Non-current assets	61,828	64,628	67,776
Non-US
Disclosure of geographical areas [line items]
Sales and other operating revenues	156,939	117,876	148,732
Production and similar taxes	1,723	528	821
Replacement cost profit (loss) before interest and taxation	8,887	6,284	6,214
Non-current assets	123,646	118,152	111,106
United Kingdom
Disclosure of geographical areas [line items]
Sales and other operating revenues	48,837	37,119	51,550
Non-current assets	$ 18,004	$ 18,615	$ 19,152